Fixed Assets - Carrying amounts of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets
Balance at the beginning	€ 30,087	€ 14,130
Additions	2,763	19,310
Disposals	(943)	(42)
Accretion of interest	(1,729)	(1,665)
Payments	(4,913)	(4,661)
Foreign currency translation	169	(315)
Balance at the end	28,892	30,087
Current	3,469	3,234
Non-current	€ 25,423	€ 26,853